UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.0%**

	Shares	Value
CONSUMER DISCRETIONARY — 9.0%
AutoNation *	5,116	$308,086
Bassett Furniture Industries	581	19,725
Beasley Broadcast Group, Cl A	5,903	74,083
Big Lots	4,727	287,307
Boyd Gaming	8,297	327,483
Brunswick	4,788	300,591
Callaway Golf	16,807	248,239
Cambium Learning Group *	50,470	354,299
Carter’s	2,507	301,592
Century Casinos *	7,988	73,090
Cheesecake Factory	5,421	266,659
Choice Hotels International	4,351	357,435
Collectors Universe	853	23,645
Columbia Sportswear	4,698	350,800
Dana	7,954	262,402
Denny’s *	18,556	278,154
Golden Entertainment *	5,147	161,204
Grand Canyon Education *	3,772	350,758
Johnson Outdoors, Cl A	1,544	93,057
K12 *	7,479	129,761
KB Home	8,841	278,669
La Quinta Holdings *	18,292	364,560
Lifetime Brands	12,001	209,417
Michaels *	12,488	335,552
Papa John’s International	3,564	231,268
Penske Automotive Group	5,202	271,492
ServiceMaster Global Holdings *	6,586	347,214
Speedway Motorsports	15,879	329,489
Steven Madden *	6,218	287,272
Superior Uniform Group	1,836	43,256
Unifi *	722	25,710
Williams-Sonoma	4,699	240,730

		7,532,999

CONSUMER STAPLES — 5.0%
Adecoagro *	44,268	428,957
B&G Foods	7,626	251,658

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
CONSUMER STAPLES — continued
Cott	20,269	$337,682
Darling Ingredients *	13,288	246,360
Edgewell Personal Care *	3,735	210,878
Flowers Foods	12,744	249,910
Fresh Del Monte Produce	5,449	257,792
HRG Group *	19,922	363,577
Inter Parfums	6,195	282,492
Lancaster Colony	1,936	248,582
Nu Skin Enterprises, Cl A	3,813	273,926
Oil-Dri Corp of America	3,387	131,720
Pingtan Marine Enterprise	33,601	108,195
Pinnacle Foods	5,678	351,695
Sanderson Farms	1,621	205,705
Vector Group	11,671	248,592

		4,197,721

ENERGY — 0.4%
Advantage Oil & Gas *	5,683	18,186
Hallador Energy	21,448	149,707
Natural Gas Services Group *	1,913	52,703
RigNet *	8,436	139,194

		359,790

FINANCIALS — 26.0%
1st Source	468	24,472
American National Bankshares	1,114	41,664
Apollo Investment	11,083	63,727
Argo Group International Holdings	4,773	292,585
Associated Banc-Corp	9,586	237,254
Assurant	2,918	266,939
BancFirst	844	47,053
BancorpSouth Bank	7,675	257,496
Bank of Marin Bancorp	524	35,999
BankUnited	14,185	582,151
Bankwell Financial Group	682	22,779
Berkshire Hills Bancorp	271	10,284
BGC Partners, Cl A	35,461	507,447
BlackRock Capital Investment	14,670	87,433
Bryn Mawr Bank	282	12,662
Cambridge Bancorp	264	20,328

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
FINANCIALS — continued
Capital City Bank Group	4,265	$104,620
Capitol Federal Financial	17,587	230,038
Cathay General Bancorp	5,802	253,779
Central Valley Community Bancorp	5,072	98,346
Charter Financial	5,558	106,880
Chemung Financial	195	8,711
CNO Financial Group	22,035	541,841
Codorus Valley Bancorp	2,482	67,883
Columbia Banking System	5,573	240,085
Community Bank System	4,387	233,827
Donegal Group, Cl A	1,155	20,270
EMC Insurance Group	677	19,125
Employers Holdings	1,101	46,682
Enterprise Bancorp	3,148	105,615
Enterprise Financial Services	1,058	51,472
Essent Group *	6,777	315,266
Evercore Partners, Cl A	3,027	304,365
Farmers & Merchants Bancorp	595	24,205
Farmers National Banc	1,353	19,754
Federated Investors, Cl B	7,805	270,677
Financial Institutions	3,949	123,011
First Busey	1,806	55,950
First Citizens BancShares, Cl A	730	310,549
First Commonwealth Financial	16,657	241,027
First Community Bancshares	2,754	76,231
First Defiance Financial	1,012	56,227
First Financial	443	20,511
First Foundation *	570	11,087
First Guaranty Bancshares	427	11,230
First Merchants	6,996	301,947
First Midwest Bancorp	10,503	261,105
FNB Bancorp	354	12,599
FS Investment	70,929	539,060
Fulton Financial	29,764	541,705
Glacier Bancorp	6,388	250,537
Gladstone Investment	5,699	56,249
Great Southern Bancorp	1,893	96,070
Guaranty Bancorp	864	24,494

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
FINANCIALS — continued
Hallmark Financial Services *	7,377	$74,729
Hancock Holding	4,975	267,158
Hanover Insurance Group	2,722	307,994
Heritage Financial	1,795	55,286
Hilltop Holdings	11,617	304,249
Hingham Institution for Savings	48	10,403
Home Bancorp	3,270	140,152
Home BancShares	10,789	259,044
HomeTrust Bancshares *	5,101	129,310
Hope Bancorp	29,268	557,262
Horace Mann Educators	6,672	275,554
Horizon Bancorp	1,221	37,179
IBERIABANK	3,288	277,836
Independent Bank	6,015	138,646
International Bancshares	7,412	307,598
International. FCStone *	785	34,148
Invesco Mortgage Capital REIT	14,084	228,724
Investors Bancorp	17,637	241,451
Kearny Financial	16,115	222,387
Kemper	4,271	276,974
Lazard, Cl A (A)	5,605	328,285
LCNB	2,141	41,750
Legg Mason	6,352	270,722
LPL Financial Holdings	10,039	598,927
MainSource Financial Group	863	33,959
Medley Capital	9,560	48,660
Mercantile Bank	2,200	76,758
Meridian Bancorp	4,673	95,563
MGIC Investment *	20,854	309,056
MidWestOne Financial Group	1,540	50,943
MVB Financial	493	9,554
MVC Capital	10,064	105,672
Nationstar Mortgage Holdings *	12,456	220,969
Northwest Bancshares	14,375	242,219
Oaktree Specialty Lending	12,237	60,451
Oaktree Strategic Income	5,098	41,600
Old Line Bancshares	2,205	69,832
Old Second Bancorp	1,771	26,034

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
FINANCIALS — continued
OM Asset Management	17,568	$314,292
Oppenheimer Holdings, Cl A	890	24,475
Orrstown Financial Services	932	23,440
PacWest Bancorp	5,838	306,086
Peapack Gladstone Financial	940	33,389
PennantPark Investment	11,963	80,631
Peoples Bancorp	361	12,855
Premier Financial Bancorp	5,624	106,968
ProAssurance	5,149	281,650
Provident Financial Services	8,916	234,580
QCR Holdings	3,096	135,760
Republic Bancorp, Cl A	503	19,386
Santander Consumer USA Holdings	15,803	272,602
Selective Insurance Group	5,013	292,007
Sierra Bancorp	3,275	89,670
Solar Capital	4,513	94,773
Solar Senior Capital	6,738	116,702
Southern Missouri Bancorp	2,128	81,566
Sterling Bancorp	9,681	239,605
Stifel Financial	4,573	308,769
Summit Financial Group	387	9,946
Synovus Financial	6,138	309,294
Territorial Bancorp	3,947	119,515
Third Point Reinsurance *	20,086	286,226
THL Credit	8,616	74,442
TICC Capital	20,304	111,063
TPG Specialty Lending	2,059	39,553
TriState Capital Holdings *	985	23,689
Two Harbors Investment REIT	12,373	182,502
United Community Banks	19,302	611,486
United Community Financial	10,850	105,788
United Financial Bancorp	562	9,419
Valley National Bancorp	21,089	265,089
Washington Federal	6,969	250,187
Waterstone Financial	1,127	19,272
Weingarten Realty Investors REIT	7,964	235,336
West Bancorporation	4,828	123,597
Western Alliance Bancorp *	5,197	304,856

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
FINANCIALS — continued
Western New England Bancorp	1,893	$20,539
Wintrust Financial	3,572	306,835

		21,818,181

HEALTH CARE — 5.4%
Bruker	9,839	350,367
Cantel Medical	3,282	364,073
CRH Medical *	48,291	144,873
Halyard Health *	5,753	280,804
Hill-Rom Holdings	4,006	341,832
ICON ADR *	3,011	329,765
LifePoint Health *	5,036	249,030
Magellan Health *	3,497	348,300
Merit Medical Systems *	6,373	296,026
National HealthCare	2,269	141,518
National Research, Cl A	690	25,979
NuVasive *	4,275	208,919
Orthofix International *	4,514	259,284
Patterson	6,554	235,223
QIAGEN *	10,917	365,610
Quality Systems *	17,237	224,081
West Pharmaceutical Services	3,422	342,884

		4,508,568

INDUSTRIALS — 17.1%
ABM Industries	5,778	219,737
Air Lease, Cl A	5,581	271,348
Alamo Group	1,106	127,223
Allied Motion Technologies	738	25,719
Applied Industrial Technologies	4,958	365,653
ARC Document Solutions *	18,419	44,574
Armstrong World Industries *	4,745	297,512
Barnes Group	5,337	351,121
Beacon Roofing Supply *	4,376	264,748
Briggs & Stratton	9,624	232,708
Carlisle	2,971	339,318
Casella Waste Systems, Cl A *	5,348	136,802
CBIZ *	6,383	105,320
China Yuchai International	13,535	358,678
Civeo *	54,759	191,657

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
INDUSTRIALS — continued
Crane	3,784	$378,173
EMCOR Group	7,143	580,582
EnerSys	4,849	340,934
ESCO Technologies	1,022	62,495
GP Strategies *	5,808	144,910
Graco	7,467	349,456
Graham	3,764	80,550
Healthcare Services Group	4,585	253,000
Heidrick & Struggles International	983	25,951
Heritage-Crystal Clean *	6,521	141,832
Hillenbrand	7,554	334,642
Huttig Building Products *	8,683	61,302
Hyster-Yale Materials Handling	271	22,951
ICF International *	3,945	209,480
IES Holdings *	1,760	30,800
Interface, Cl A	26,107	651,370
Jacobs Engineering Group	5,119	355,566
Kforce	4,414	114,543
Kimball International, Cl B	6,614	122,822
Knight-Swift Transportation Holdings, Cl A	5,850	291,272
Knoll	2,886	66,205
Korn	8,160	363,609
Lawson Products *	1,896	45,030
Lydall *	1,749	83,602
McGrath RentCorp	2,026	96,843
Miller Industries	2,719	70,830
Moog, Cl A *	3,888	350,153
MSA Safety	4,356	341,118
Mueller Water Products, Cl A	26,949	313,417
Navigant Consulting *	14,010	287,484
NL Industries *	15,701	204,113
On Assignment *	9,215	705,592
Ply Gem Holdings *	3,193	68,490
Powell Industries	1,609	52,437
Preformed Line Products	1,004	74,155
Quanta Services *	8,634	332,323
Radiant Logistics *	4,397	21,150
Resources Connection	4,591	75,063

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
INDUSTRIALS — continued
Rexnord *	9,503	$267,129
Ship Finance International	16,277	249,038
Simpson Manufacturing	4,351	255,578
SP Plus *	597	23,014
Standex International	219	22,984
Steelcase, Cl A	16,668	259,187
Tetra Tech	7,013	348,546
Toro	5,177	339,870
Trinity Industries	7,457	257,043
TrueBlue *	9,756	266,827
Universal Forest Products	8,976	335,073
Vectrus *	1,584	48,154
Viad	1,063	60,378
VSE	2,287	113,321
Willdan Group *	1,125	25,493

		14,307,998

INFORMATION TECHNOLOGY — 14.5%
ADTRAN	17,451	279,216
Advanced Energy Industries *	2,862	203,574
Alpha & Omega Semiconductor *	5,761	96,727
Aspen Technology *	3,759	291,135
AudioCodes *	39,762	308,553
Benchmark Electronics *	11,604	335,936
Booz Allen Hamilton Holding, Cl A	8,856	346,978
Cabot Microelectronics	3,589	365,683
CACI International, Cl A *	2,551	358,543
Celestica *	28,901	291,900
CommVault Systems *	4,659	248,558
CoreLogic *	5,171	244,899
CyberArk Software *	5,723	247,691
Dun & Bradstreet	2,852	352,878
EchoStar, Cl A *	5,637	344,195
Entegris	7,405	241,033
EPAM Systems *	5,803	681,737
ePlus *	1,273	98,276
Everi Holdings *	9,086	70,326
EVERTEC *	16,169	253,045
Gilat Satellite Networks *	29,092	240,300

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — continued
Hackett Group	13,339	$213,557
Insight Enterprises *	1,184	43,950
InterXion Holding *	4,542	285,011
Itron *	4,951	362,413
j2 Global	3,271	261,646
Keysight Technologies *	8,117	379,226
Kulicke & Soffa Industries *	2,433	55,983
Limelight Networks *	5,120	22,426
Magic Software Enterprises	35,164	321,750
Mitel Networks *	2,994	26,946
NCR *	7,557	283,463
Net 1 UEPS Technologies *	29,509	354,993
NETGEAR *	5,198	362,301
NIC	14,265	236,799
Novanta *	2,551	147,703
Orbotech *	1,136	60,503
Paycom Software *	2,950	270,338
Progress Software	7,932	395,251
QAD, Cl A	6,046	260,583
Quarterhill	77,830	139,316
Rambus *	16,486	208,218
ScanSource *	1,857	63,509
Semtech *	5,907	211,471
Super Micro Computer *	12,187	278,168
TechTarget *	13,339	209,156
Tower Semiconductor *	9,908	344,204
Vishay Precision Group *	2,742	75,131
Xerox	11,584	395,362

		12,170,560

MATERIALS — 4.5%
Chase	617	69,320
Domtar	5,125	263,220
Ferro *	14,314	336,665
Hawkins	3,506	123,762
HB Fuller	4,265	221,140
Innophos Holdings	2,861	132,378
Kirkland Lake Gold	3,440	51,910
KMG Chemicals	2,092	127,089

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
MATERIALS — continued
Minerals Technologies	4,904	$368,536
Neenah Paper	274	24,797
Orion Engineered Carbons	13,190	388,446
Quaker Chemical	2,239	344,582
Schweitzer-Mauduit International	2,325	105,276
Sierra Metals *	83,886	212,232
Silgan Holdings	11,489	343,406
Taseko Mines *	44,384	79,447
Worthington Industries	12,994	607,599

		3,799,805

REAL ESTATE — 4.6%
Acadia Realty Trust REIT	8,615	211,584
Alexander & Baldwin REIT	12,173	322,828
Brixmor Property Group REIT	18,096	293,698
CareTrust REIT	12,831	203,885
CoreSite Realty REIT	2,189	237,112
CubeSmart REIT	8,910	245,292
FRP Holdings *	6,928	346,054
Gramercy Property Trust REIT	8,166	206,110
Life Storage REIT	3,000	249,300
Maui Land & Pineapple *	7,961	109,464
Medical Properties Trust REIT	18,331	239,769
QTS Realty Trust, Cl A REIT	4,192	208,762
Retail Opportunity Investments REIT	13,488	247,775
Retail Properties of America, Cl A REIT	25,124	302,744
Ryman Hospitality Properties REIT	4,892	374,483
Tejon Ranch *	1,245	27,153
Urstadt Biddle Properties, Cl A REIT	1,035	20,100

		3,846,113

TELECOMMUNICATION SERVICES — 1.0%
Cogent Communications Holdings	4,499	202,905
Consolidated Communications Holdings	12,650	157,493
ORBCOMM *	21,443	246,380
Telephone & Data Systems	8,319	228,190

		834,968

UTILITIES — 2.5%
Atlantica Yield	10,836	228,423
Black Hills	3,716	206,424

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND JANUARY 31, 2018 (Unaudited)

	Shares	Value
UTILITIES — continued
California Water Service Group	7,446	$303,052
Hawaiian Electric Industries	6,652	226,900
MDU Resources Group	12,562	332,642
New Jersey Resources	5,455	211,654
Ormat Technologies	5,279	369,952
Portland General Electric	5,080	215,138

		2,094,185

TOTAL COMMON STOCK (Cost $69,538,348)		75,470,888

TOTAL INVESTMENTS — 90.0% (Cost $69,538,348)		$75,470,888

A list of the open futures contracts held by the Fund at January 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 Index E-MINI	25	Mar-2018	$3,434,036	$3,481,250	$47,214
S&P 500 Index E-MINI	5	Mar-2018	708,510	706,450	(2,060)

			$4,142,546	$4,187,700	$45,154

Percentages are based on Net Assets of $83,832,411.
*	Non-income producing security.
**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Securities considered Master Limited Partnership. At January 31, 2018, these securities amounted to $328,285, or 0.39% of net assets.

ADR — American Depositary Receipt

Cl — Class

NASDAQ — National Association of Securities Dealers and Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018